Filed pursuant to Rule 497(e)
Registration Nos. 333-86348; 811-21079

Hatteras Managed Futures Strategies Fund | Class A

a series of Hatteras Alternative Mutual Funds Trust

December 3, 2015

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”)
dated April 30, 2015, as previously supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS, AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS, AND SAI.

Effective December 8, 2015, Class A shares (the “Class”) of the Hatteras Managed Futures Strategies Fund (the “Fund”) will be closed to new purchases and exchanges. The Class is expected to be liquidated on or about December 15, 2015 (the “Liquidation Date”). Institutional Class shares of the Fund will continue to be available for purchase or exchange and are not being liquidated.

Prior to the Liquidation Date, you may redeem your shares, including reinvested distributions, in accordance with the Fund’s Prospectus. As is the case with any redemption of Fund shares, redemption proceeds will generally be subject to federal and, as applicable, state and local income taxes if the redeemed shares are held in a taxable account and the liquidation proceeds exceed your adjusted basis in the shares redeemed. If the redeemed shares are held in a qualified retirement account, such as an IRA or 401(k), the liquidation proceeds may not be subject to current income taxation under certain conditions. You should consult with your tax advisor for further information regarding the federal, state and/or local income tax consequences of this liquidation that are relevant to your specific situation. Please refer to the “Tax Status, Dividends and Distributions” section in the Prospectus for general information.

ANY SHAREHOLDERS WHO HAVE NOT REDEEMED THEIR CLASS A SHARES OF THE FUND PRIOR TO THE LIQUIDATION DATE WILL HAVE THEIR CLASS A SHARES AUTOMATICALLY REDEEMED AS OF THAT DATE, AND PROCEEDS, SUBJECT TO ANY REQUIRED WITHHOLDINGS, WILL BE SENT TO THE ADDRESS OF RECORD.  IF YOU HAVE QUESTIONS OR NEED ASSISTANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR DIRECTLY OR THE FUND AT 1-877-569-2382.

Institutional Class shares of the Fund are not affected by the liquidation of the Fund’s Class A shares.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS

If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.

Hatteras Market Neutral Fund | Institutional Class

a series of Hatteras Alternative Mutual Funds Trust

December 3, 2015

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”)
dated June 30, 2015

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS, AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS, AND SAI.

Effective December 8, 2015, Institutional Class shares (the “Class”) of the Hatteras Market Neutral Fund (the “Fund”) will be closed to new purchases and exchanges. The Class is expected to be liquidated on or about December 15, 2015 (the “Liquidation Date”). Class A, Class C, and Class H shares of the Fund will continue to be available for purchase or exchange and are not being liquidated.

Prior to the Liquidation Date, you may redeem your shares, including reinvested distributions, in accordance with the Fund’s Prospectus. As is the case with any redemption of Fund shares, redemption proceeds will generally be subject to federal and, as applicable, state and local income taxes if the redeemed shares are held in a taxable account and the liquidation proceeds exceed your adjusted basis in the shares redeemed. If the redeemed shares are held in a qualified retirement account, such as an IRA or 401(k), the liquidation proceeds may not be subject to current income taxation under certain conditions. You should consult with your tax advisor for further information regarding the federal, state and/or local income tax consequences of this liquidation that are relevant to your specific situation. Please refer to the “Tax Status, Dividends and Distributions” section in the Prospectus for general information.

ANY SHAREHOLDERS WHO HAVE NOT REDEEMED THEIR INSTITUTIONAL CLASS SHARES OF THE FUND PRIOR TO THE LIQUIDATION DATE WILL HAVE THEIR INSTITUTIONAL CLASS SHARES AUTOMATICALLY REDEEMED AS OF THAT DATE, AND PROCEEDS, SUBJECT TO ANY REQUIRED WITHHOLDINGS, WILL BE SENT TO THE ADDRESS OF RECORD.  IF YOU HAVE QUESTIONS OR NEED ASSISTANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR DIRECTLY OR THE FUND AT 1-877-569-2382.

Class A, Class C, and Class H shares of the Fund are not affected by the liquidation of the Fund’s Institutional Class shares.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS

If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.

Hatteras Disciplined Opportunity Fund | Class A

a series of Hatteras Alternative Mutual Funds Trust

December 3, 2015

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”)
dated July 10, 2015

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS, AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS, AND SAI.

Effective December 8, 2015, Class A shares (the “Class”) of the Hatteras Disciplined Opportunity Fund (the “Fund”) will be closed to new purchases and exchanges. The Class is expected to be liquidated on or about December 15, 2015 (the “Liquidation Date”). Institutional Class shares of the Fund will continue to be available for purchase or exchange and are not being liquidated.

Prior to the Liquidation Date, you may redeem your shares, including reinvested distributions, in accordance with the Fund’s Prospectus. As is the case with any redemption of Fund shares, redemption proceeds will generally be subject to federal and, as applicable, state and local income taxes if the redeemed shares are held in a taxable account and the liquidation proceeds exceed your adjusted basis in the shares redeemed. If the redeemed shares are held in a qualified retirement account, such as an IRA or 401(k), the liquidation proceeds may not be subject to current income taxation under certain conditions. You should consult with your tax advisor for further information regarding the federal, state and/or local income tax consequences of this liquidation that are relevant to your specific situation. Please refer to the “Tax Status, Dividends and Distributions” section in the Prospectus for general information.

ANY SHAREHOLDERS WHO HAVE NOT REDEEMED THEIR CLASS A SHARES OF THE FUND PRIOR TO THE LIQUIDATION DATE WILL HAVE THEIR CLASS A SHARES AUTOMATICALLY REDEEMED AS OF THAT DATE, AND PROCEEDS, SUBJECT TO ANY REQUIRED WITHHOLDINGS, WILL BE SENT TO THE ADDRESS OF RECORD.  IF YOU HAVE QUESTIONS OR NEED ASSISTANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR DIRECTLY OR THE FUND AT 1-877-569-2382.

Institutional Class shares of the Fund are not affected by the liquidation of the Fund’s Class A shares.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS

If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.